Income taxes - Reconciliation Between (Provision for) Benefit from Income Taxes (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income before income taxes	€ 9,083.5	€ 6,456.1	€ 6,705.5
Income tax expense based on ASML’s domestic rate	(2,343.5)	(1,665.7)	(1,676.4)
Effects of tax rates in foreign jurisdictions	14.7	13.0	(4.6)
Adjustments in respect of tax-exempt income	1.4	0.0	0.0
Adjustments in respect of tax incentives	941.9	741.2	727.3
Adjustments in respect of prior years’ current taxes	113.1	(55.8)	(21.3)
Adjustments in respect of prior years’ deferred taxes	(85.2)	79.2	(2.4)
Movements in the liability for unrecognized tax benefits	(55.0)	(9.9)	(21.6)
Tax effects in respect of acquisition/restructuring related items	0.0	0.0	35.9
Change in valuation allowance	3.0	(41.2)	(37.2)
Equity method investments	(42.6)	(38.3)	(46.7)
Effect of change in tax rates	13.5	(1.1)	1.5
Other (credits) and non-tax deductible items	2.9	8.7	24.1
Total income tax (expense) / benefit	€ (1,435.8)	€ (969.9)	€ (1,021.4)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income before income taxes (in percentage)	100.00%	100.00%	100.00%
Income tax provision based on ASML's domestic rate (in percentage)	25.80%	25.80%	25.00%
Effects of tax rates in foreign jurisdictions (in percentage)	(0.20%)	(0.20%)	0.10%
Adjustments in respect of tax exempt income (in percentage)	0.00%	0.00%	0.00%
Adjustments in respect of tax incentives (in percentage)	(10.40%)	(11.50%)	(10.80%)
Adjustments in respect of prior years' current taxes (in percentage)	(1.20%)	0.90%	0.30%
Adjustments in respect of prior years' deferred taxes (in percentage)	0.90%	(1.20%)	0.00%
Movements in the liability for unrecognized tax benefits (in percentage)	0.60%	0.20%	0.30%
Tax effects in respect of acquisition related items (in percentage)	0.00%	0.00%	(0.50%)
Change in valuation allowance (in percentage)	0.00%	0.60%	0.60%
Equity method investments (in percentage)	0.50%	0.60%	0.70%
Effect of change in tax rate (in percentage)	(0.10%)	0.00%	0.00%
Other credits and non tax deductible items (in percentage)	0.00%	(0.10%)	(0.40%)
Provision for income taxes (in percentage)	15.80%	15.00%	15.20%